Shareholder Fees {- Fidelity® Diversified International Fund}	Dec. 30, 2021 USD ($)
10.31 Broadly Diversified International Equity Funds Retail Combo PRO-09 | Fidelity® Diversified International Fund
Shareholder Fees:
(fees paid directly from your investment)	none